Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	₩ 1,288,429	₩ 557,881
Acquisition (Disposal)	255,041	476,948
Share of net profit (loss) from associates and joint ventures	(16,821)	116,174
Others	(45,927)	137,426
Ending	1,480,722	1,288,429
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	48,725	50,936
Share of net profit (loss) from associates and joint ventures	798	(2,373)
Others	(151)	162
Ending	49,372	48,725
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	12,081	16,190
Acquisition (Disposal)		(5,700)
Share of net profit (loss) from associates and joint ventures		1,591
Ending		12,081
K Bank [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	831,737	208,272
Acquisition (Disposal)		424,957
Share of net profit (loss) from associates and joint ventures	29,010	5,809
Others	(7,991)	192,699
Ending	852,756	831,737
K-Realty CR-REITs No.1 [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	67,658	31,088
Share of net profit (loss) from associates and joint ventures		75,676
Others		(39,106)
Ending		67,658
Others [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	149,293	81,240
Acquisition (Disposal)		57,691
Share of net profit (loss) from associates and joint ventures		18,769
Others		(8,407)
Ending		149,293
Other associates and joint ventures [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	189,810
Acquisition (Disposal)	100,040
Share of net profit (loss) from associates and joint ventures	(24,688)
Others	(56,078)
Ending	209,084	189,810
KIF Investment Fund [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	178,935	170,155
Share of net profit (loss) from associates and joint ventures	2,502	16,702
Others	(10,458)	(7,922)
Ending	170,979	178,935
Megazone Cloud Corporation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisition (Disposal)	130,001
Share of net profit (loss) from associates and joint ventures	(22,555)
Others	28,753
Ending	136,199
IGIS No. 4681 General Private Real Estate Investment Company [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisition (Disposal)	25,000
Share of net profit (loss) from associates and joint ventures	(1,411)
Ending	23,589
KT-DSC creative economy youth start-up investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	22,138
Share of net profit (loss) from associates and joint ventures	(13)
Others	(2)
Ending	22,123	22,138
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	17,084
Share of net profit (loss) from associates and joint ventures	(464)
Ending	₩ 16,620	₩ 17,084